PAUZE FUNDS(TM)

                            Pauze Tombstone Fund(TM)

                                  ANNUAL REPORT

                                 APRIL 30, 1999

Dear Investor:

Thank you for investing in the Pauze Tombstone Fund(TM), the first-ever mutual fund that invests in stocks of the death care industry. In the past, the death care industry has been largely overlooked by the investing public. Now, with the introduction of the Pauze Tombstone Fund(TM), investors are focusing in on this growth industry where U.S. and Canadian companies are leading the way towards globalization and consolidating what has been traditionally an independent funeral home dominated industry. Of the 22,500 funeral homes in the U.S., about 18% are now owned by consolidators such as Service Corporation International, the Loewen Group, Carriage Services, and Stewart Enterprises. Eager for more market share, these companies have been aggressive purchasers of funeral and cemetery properties. While purchases have slowed during the past months, it is our opinion that over the next twenty years consolidators will own over 80% of the funeral homes in the country. In addition, many of these companies are now international in scope with operations in Europe, Australia, New Zealand, and Mexico. Again, in our opinion, over the next twenty years, these companies, and other North American companies like them, will dominate funeral service globally. As the world now turns to U.S. companies for computer chips, airplanes, personal computers, telecommunications, and energy, the world will also be turning to North American companies for funeral service.

Aside from the expansion of services offered by the consolidators, there are also the demographics of an aging "baby boomer" population in not only the United States and Canada, but in most countries that were Allies during World War II. This fact leads to strong markets overseas as well.

As you know, the Pauze Tombstone Fund(tm) is based upon the Pauze Tombstone Common Stock Index ("Index") which is composed of the common stock of public companies which service the death care industry. During this fiscal year, there were significant events which impacted the Net Asset Value of the shares of the
Fund:

     o Service Corporation International ("Service Corp"), the largest funeral service company in the world announced in January, 1999, that its earnings would not equal or exceed analysts' expectations. In the current market environment, disappointing earnings will usually cause a dramatic sell-off of the shares of the company and that is what happened in the case of Service Corp. Service Corp is the largest component of the Index and therefore the largest holding of the Fund.

     o The Loewen Group ("Loewen"), the second largest funeral service company in the world, experienced severe financial difficulties. As a result, the stock steadily declined in price. Subsequent to the end of the fiscal year, Loewen filed for Chapter 11 bankruptcy protection.

     o Equity Corporation International ("ECI") was purchased by Service Corp in January, 1999, thereby reducing the number of stocks in the Index to eight and the number of companies in the Fund to eight.

The decline in price of the shares of Service Corporation International and the Loewen Group, comprising more than fifty percent of the Pauze Tombstone Common Stock Index and therefore more than fifty percent of the assets of the Fund, caused the net asset value of the shares of the Fund to decline by more than fifty percent during this fiscal year. The elimination of ECI from the Index and the Fund caused a greater concentration of value among the remaining companies.

Going forward, it is anticipated that a new company will be added to the Index and to the Fund. That firm is Neptune Society, Inc. We are compiling information on the firm to determine if it qualifies for inclusion in the Index. As you know, if it does, the Fund will purchase shares in proportion to its Index percentage.

Again, thank you for your trust and confidence in allowing us to serve your investment needs.


                                          Philip C. Pauze, President


Pauze Tombstone Fund(TM)
April 30, 1999

The graph is a comparison of the change in value of a hypothetical $10,000 investment in Pauze Tombstone Fund (Class A and Class B) and the S&P 500 Index. The graph points are listed below. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, May 6, 1997 through April 30, 1999. There is a table on the graph with one year and since inception average annual returns which are listed below.

---------------------
GRAPH POINTS               Class A Shares     Class B Shares     S & P 500 Index
---------------------      -----------------------------------------------------
             05/06/97          9,625              10,000             10,000
             04/30/98         10,318              10,649             13,613
             04/30/99          5,910               5,748             16,584

----------------------
AVERAGE ANNUAL RETURN*                                             Since
----------------------                         1 Year            Inception
                                              --------           ---------
Class A Shares (inception 05/06/97)           (44.83)%            (23.26)%
Class B Shares (inception 05/06/97)           (45.87)%            (24.33)%
S & P 500 Index (since 05/06/97)               21.82 %             29.00 %

* The data presented herein represents past performance and is not a guarantee of future performance. The value of your shares may fluctuate and be worth more or less than their original cost at the time of redemption.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
PAUZE FUNDS
HOUSTON, TEXAS

We have audited the accompanying statement of assets and liabilities of Pauze Tombstone Fund, a series of shares of Pauze Funds, including the schedule of investments, as of April 30, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pauze Tombstone Fund, as of April 30, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

PHILADELPHIA, PENNSYLVANIA
JUNE 23, 1999

PAUZE TOMBSTONE FUND(TM)
SCHEDULE OF INVESTMENTS
APRIL 30, 1999
--------------------------------------------------------------------------------

Number of                                                              Market
Shares or Principal                                                     Value
-------------------                                                 -----------

              EQUITY SECURITIES (31.30%)

   1,253    Carriage Services, Inc. *                               $    24,042

   2,107    Hillenbrand Industries, Inc                                  98,897

   8,593    The Loewen Group, Inc.*                                      10,204

   1,828    Matthews International Corporation, Class A                  48,671

     870    Rock of Ages Corporation  *                                   9,026

     500    Service Corporation International                            10,375

   6,648    Stewart Enterprises, Inc., Class A                          132,129

     973    The York Group, Inc.                                          8,697
                                                                    -----------

                    Total equity securities (Cost $653,062)             342,041
                                                                    -----------

              AGENCY OBLIGATIONS (16.65%)

$182,000    FHLB Discount Note, 5/3/99, 4.80% (Cost $181,948)           181,948
                                                                    -----------

                                  TREASURY BILLS (36.55%)

 400,000    U.S. Treasury Bill, 05/13/99, 4.28% (Cost $399,465)         399,465
                                                                    -----------

                                  MISCELLANEOUS ASSETS (20.23%)

 221,130    Firstar Treasury Fund (Cost $221,130)                       221,130
                                                                    -----------

            Total Investments (Cost $1,455,606) (104.73%)             1,144,584

            Liabilities in excess of other assets (-4.73%)              (51,646)
                                                                    -----------

            Net Assets (100.00%)                                    $ 1,092,938
                                                                    ===========

* Non-incoming producing

The accompanying notes are an integral part of these financial statements.

PAUZE TOMBSTONE FUND(TM)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999

--------------------------------------------------------------------------------

Assets:

     Investment in securities, at market value
       (cost $1,455,606) (Note 2)                                   $ 1,144,584
     Cash                                                                30,261
     Receivables:
         Capital shares sold                                              2,975
         Interest                                                           774
         Dividends                                                          785
         Due from administrator                                          12,458
     Unamortized organization costs (Note 2)                             11,966
                                                                    -----------

               Total assets                                           1,203,803
                                                                    -----------
Liabilities:

      Payables:
          Advisory fees                                                   3,321
          Accrued expenses                                                3,167
          Other liabilities                                               4,704
          Payable fund shares purchased                                  99,673
                                                                    -----------

              Total liabilities                                         110,865
                                                                    -----------

              Net assets                                            $ 1,092,938
                                                                    ===========
Net assets:

    Paid-in-capital                                                   2,054,732
    Accumulated net realized loss from investments                     (650,772)
    Net unrealized depreciation on investments                         (311,022)
                                                                    -----------
              Net assets applicable to
                outstanding capital shares                          $ 1,092,938
                                                                    ===========
Class A:

    Net assets                                                      $   568,724
                                                                    ===========
    Shares outstanding, no par value,
      unlimited shares authorized                                       110,740
                                                                    ===========

    Net asset value and redemption price per share                  $      5.14
                                                                    ===========
    Offering price per share
      (Net asset value / 96.25%)                                    $      5.34
                                                                    ===========
Class B:

    Net assets                                                      $   524,214
                                                                    ===========
    Shares outstanding, no par value,
      unlimited shares authorized                                       104,225
                                                                    ===========

    Net asset value, offering price per share                       $      5.03
                                                                    ===========
    Minimum redemption price per share
      (net asset value X 96.25%)                                    $      4.84
                                                                    ===========


The accompanying notes are an integral part of these financial statements.

PAUZE TOMBSTONE FUND(TM)
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 1999

--------------------------------------------------------------------------------

Investment income:
     Interest income                                                $    31,622
     Dividend income                                                     12,875
                                                                    -----------

              Total income                                               44,497
                                                                    -----------
Expenses:
     Investment advisory fees (Note 5)                                   12,651
     Administrative fees (Note 5)                                         6,550
     Distribution fees- Class A (Note 5)                                  2,507
     Distribution fees- Class B (Note 5)                                 15,307
     Accounting service fees (Note 5)                                     4,815
     Transfer agent fees (Note 5)                                         4,188
     Registration fees                                                    5,637
     Custodian fees                                                       2,701
     Professional fees                                                    1,982
     Trustees' fees and expenses (Note 5)                                 1,522
     Amortization of organization expense (Note 2)                        3,986
     Miscellaneous                                                        1,754
                                                                    -----------

              Total expenses                                             63,600
                                                                    -----------

             Net investment loss                                        (19,103)
                                                                    -----------
Net realized and unrealized loss from investments:
     Net realized loss on investments                                  (341,054)
     Net change in unrealized depreciation
             of investments                                            (815,278)
                                                                    -----------

             Net realized and unrealized loss on investments         (1,156,332)
                                                                    -----------
Net decrease in net assets resulting
               from operations                                      $(1,175,435)
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

PAUZE TOMBSTONE FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                            For the Year      For the Year
                                                                Ended             Ended
                                                           April 30, 1999    April 30, 1998
                                                             -----------       -----------
From operations:
     Net investment loss                                     $   (19,103)      $   (93,970)
     Net realized loss on investments                           (341,054)           (3,731)
     Net change in unrealized appreciation
               (depreciation) of investments                    (815,278)          504,256
                                                             -----------       -----------

                    Net increase (decrease) in net assets
                           resulting from operations          (1,175,435)          406,555
                                                             -----------       -----------
Distributions to shareholders from:
     Net realized gain on investments
               Class A                                          (162,910)               --
               Class B                                          (143,077)               --
                                                             -----------       -----------
                                                                (305,987)               --
                                                             -----------       -----------

Capital share transactions - net  (Note 4)                    (2,320,562)        4,488,367
                                                             -----------       -----------

Net increase (decrease)  in net assets                        (3,801,984)        4,894,922
Net assets at beginning of year                                4,894,922                --
                                                             -----------       -----------

Net assets at end of year                                    $ 1,092,938       $ 4,894,922
                                                             ===========       ===========

The accompanying notes are an integral part of these financial statements.

PAUZE TOMBSTONE FUND(TM)
FINANCIAL HIGHLIGHTS TABLE

--------------------------------------------------------------------------------

For a capital share outstanding throughout each year:
                                                            For the        For the           For the        For the
                                                          year ended     year ended        year ended     year ended
                                                           April 30,      April 30,         April 30,      April 30,
                                                              1999           1998              1999          1998
                                                            Class A        Class A           Class B        Class B
                                                           ---------      ---------         ---------      ---------
Net asset value, beginning of year                         $   10.71      $   10.00         $   10.64      $   10.00
                                                           ---------      ---------         ---------      ---------
Income from investment operations:
     Net investment loss                                       (0.03)         (0.16)            (0.15)         (0.22)
     Net realized and unrealized gain (loss)
        on investments                                         (3.95)          0.87             (3.87)          0.86
                                                           ---------      ---------         ---------      ---------

Total from investment operations                               (3.98)          0.71             (4.02)          0.64
                                                           ---------      ---------         ---------      ---------

Distributions from net realized gain on investments            (1.59)            --             (1.59)            --
                                                           ---------      ---------         ---------      ---------

Net asset value, end of year                               $    5.14      $   10.71         $    5.03      $   10.64
                                                           =========      =========         =========      =========

Total return                                                (43.02)%          7.20%(a)       (43.76)%          6.49%(a)

Ratios/Supplemental Data:
     Net assets, end of year (000)                         $     569      $   1,419         $     524      $   3,476
     Ratio of expenses to average net assets                   2.06%          3.36%(b)          2.81%           4.1%(b)
     Ratio of net investment loss to average net assets      (0.30)%        (2.08)%(b)        (1.05)%        (2.86)%(b)
     Portfolio turnover rate                                 278.24%         124.2%           278.24%         124.2%

----------------
(a)  Annualized from commencement of investment activity, May 6, 1997.
(b) Net investment income is net of expense reimbursements and fee waivers of $.002 and $.002 per share for Class A and Class B, respectively. Had such reimbursements not been made, the expense ratio would have been 3.51% and 4.25% for Class A and Class B, respectively, and the net investment income ratio would have been (2.22)% and (3.01)% for Class A and Class B respectively.

The accompanying notes are an integral part of these financial statements.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial Statements
April 30, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Pauze Tombstone Fund(TM) (the "FUND") is a non-diversified, open-end management investment company, organized as a series of Pauze Funds (the "TRUST") on January 29, 1997, and commencing operations on May 1, 1997. The Trust was organized as a Massachusetts business trust on October 15, 1993. There are currently three additional series within the Trust which are not a subject of these financial statements.

     The Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge on redemptions made within seven years of purchase.

     The investment objective of the Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in all or a representative group of equity securities comprising the Pauze Tombstone Common Stock Index TM, an index of publicly traded companies providing goods and/or services to the death care sector of the economy.

     The death care sector consists of companies whose primary business is concentrated in one or more of three broad categories: (1) funeral services, (2) cemetery services, (3) funeral and cemetery support goods and services. Any regulatory, demographic or other economic factor particularly affecting the death care industry could have a material adverse impact on the Fund. The Fund is a non-diversified fund, and, as such, presents substantially more investment risk and potential for volatility than a mutual fund which is diversified.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

     SECURITY VALUATION

     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. Short-term securities with maturities of sixty days or less at the time of purchase ordinarily are value on an amortized cost basis. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

     INCOME AND EXPENSES

     Expenses directly attributable to the Fund are charged to the Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

     SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued daily, adjusted for amortization of premiums, and accretion of discount. Dividend income is recorded on the ex-dividend date.

     REPURCHASE AGREEMENTS

     The Trust's policy is for the custodian to receive delivery of the underlying securities used to collateralize the repurchase agreements in an amount at least equal to 102% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Provisions of each agreement require that the market value of the collateral is sufficient to pay principal and interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

     FEDERAL INCOME TAXES

     It is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     DEFERRED ORGANIZATIONAL COSTS

     Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning with the commencement of operations of the Fund. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends and distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund generally pays dividends quarterly and capital gains distributions, if any, at least annually. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

3.   INVESTMENT TRANSACTIONS

     For the year ended April 30, 1999, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $5,139,953 and $8,487,308, respectively. At April 30, 1999, the unrealized depreciation of investments for tax purposes was $311,022. Gross unrealized appreciation of investments aggregated $11,891 and gross unrealized depreciation of investments aggregated $322,913. The cost of investments for federal income tax purposes at April 30, 1999 was $1,455,606. Accumulated net realized loss on investment transactions at April 30, 1999 amounted to $650,772.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------
4.   CAPITAL SHARES TRANSACTIONS

                                      Year Ended                      Year Ended
                                    April 30, 1999                  April 30, 1998
                             ---------------------------     ---------------------------

CLASS A                         SHARES          AMOUNT          SHARES          AMOUNT
                             -----------     -----------     -----------     -----------
Shares sold                       13,785     $    92,092         159,333     $ 1,558,718
Reinvestment of dividends         19,689         162,910              --              --
Shares redeemed                  (55,219)       (441,205)        (26,848)       (255,437)
                             -----------     -----------     -----------     -----------
Net increase
       (decrease)                (21,745)    ($  186,203)        132,485     $ 1,303,281
                             ===========     ===========     ===========     ===========


CLASS B                         SHARES          AMOUNT          SHARES          AMOUNT
                             -----------     -----------     -----------     -----------
Shares sold                        4,139     $    41,545         335,481     $ 3,275,767
Reinvestment of dividends         16,732         143,077              --              --
Shares redeemed                 (243,176)     (2,318,981)         (8,951)        (90,681)
                             -----------     -----------     -----------     -----------
Net increase
       (decrease)               (222,305)    ($2,134,359)        326,530     $ 3,185,086
                             ===========     ===========     ===========     ===========

5.   TRANSACTIONS WITH THE MANAGER AND AFFILIATES

     Pauze, Swanson & Associates Investment Advisors, Inc. d/b/a Pauze Swanson Capital Management Co. (the "ADVISOR" or the "MANAGER"), under an Investment Advisory Agreement with the Trust in effect through October 31, 1999, furnishes management and investment advisory services to the Fund.

     This agreement provides for a monthly management fee at the annual rate of 0.38% of the average daily net assets of the Fund.

     Certain officers/trustees of the Fund are also officers and/or directors of the Manager.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

     Declaration Service Company serves as the Administrator to the Trust pursuant to an Administrative Services Agreement with the Trust. As Administrator, Declaration Service Company is responsible for services such as financial reporting, compliance monitoring and corporate management. For the Services provided, the Administrator receives an annual fee of $214,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Fund's share of these fees and expenses for the year ended April 30, 1999 was $6,550.

     Declaration Service Company determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Trust. For its services, Declaration Service Company receives an annual fee of $178,000, payable in equal monthly installments which are allocated to each series based upon the relative net assets of each series. The series also pay standard out-of-pocket costs to Declaration Service Company. The Fund's share of these fees and expenses for the year ended April 30, 1999 was $4,815.

     Declaration Distributors, Inc., an affiliate of Declaration Service Company, serves as the Trust agent in connection with the distribution of Fund shares. For the services provided, Declaration Distributors, Inc. receives an annual fee of $20,000 from the Trust. The Fund's share of these expenses for the year ended April 30, 1999 was $661.

     Declaration Service Company serves as Transfer Agent and dividend paying agent of the Trust pursuant to a separate Transfer Agency and Shareholder Services Agreement with the Trust. For its services, the Trust pays Declaration Service Company an annual fee of $18 per account (subject to a minimum annual fee of $24,000 for the trust) plus standard out-of-pocket expenses. The Fund's share of these fees and expenses for the year ended April 30, 1999 was $4,188.

     An officer of Declaration Service Company and Declaration Distributors, Inc. (the underwriter of the Trust) is an officer/trustee of the Trust. The officer receives no compensation for these services. This person resigned as Trustee of the Trust subsequent to April 30,1999.

     B.C. Ziegler and Company (formally GS2 Securities, Inc.) of which officers/directors of the Advisor may be deemed to be affiliates received $19,803 in brokerage commissions on purchases and sales of Fund investments during the year ended April 30, 1999.

     Independent trustees are each paid an annual fee of $10,500 from the Trust plus $500 per meeting and out-of-pocket expenses. The Fund's share of these expenses for the year ended April 30, 1999 was $1,522.

PAUZE TOMBSTONE FUND(TM)
Notes To Financial Statements - (continued)
April 30, 1999
--------------------------------------------------------------------------------

DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES

     Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

     During the year ended April 30, 1999, Declaration Distributors, Inc., the Fund's Underwriter earned $2,379 from commissions and underwriting fees.

     CLASS B SHARES

     Class B shares of the Fund are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge if redeemed within seven years of purchase. The charge is a declining percentage starting at 3.75% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

RULE 12B-1 DISTRIBUTION PLAN

     A plan of distribution has been adopted under Rule 12b-1 of the Investment Company Act of 1940 for the Fund, with separate provisions for each class of shares. The plan provides that the Fund will pay a servicing or Rule 12b-1 fee of 0.25% of the Fund's average net assets (1/12 of 0.25% monthly) to the Advisor for its distribution related services and expenses. With respect to the Class B shares, the distribution plan provides that the Fund will use Fund assets allocable to those shares to pay the Advisor additional Rule 12b-1 fees of 0.75% of said assets (1/12 of 0.75% monthly) for its services and expenditures related to the distribution of Class B shares, including fees paid to broker-dealers for sales and promotional services. Under the plan the Advisor bears all distribution expenses of the Fund in excess of the 12b-1 fees. The fees received by the Advisor for either class of shares during any year may be more or less than its costs of providing distribution and shareholder services to the class of shares.

6.   SUBSEQUENT EVENT

     On March 30, 1999, the Board of Trustees approved a resolution to change certain service providers for the Trust. Effective July 1, 1999, Champion Fund Services(TM), an affiliate of the Manager, will become the Administrator, Fund Accounting Agent and Transfer Agent to the Trust. Concurrently, B.C. Ziegler and Company will become the Distributor of the Trust. Such services will be provided at fees comparable to those previously incurred by the Trust.

                                 PAUZE FUNDS(TM)

         RESULTS OF SPECIAL MEETING OF SHAREHOLDERS ON NOVEMBER 18, 1998
                                   (Unaudited)


A special meeting of the shareholders of the Pauze Funds(TM) was held on November 18, 1998. Several matters were submitted for shareholder vote.

The first matter voted upon was the approval of new distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans were approved for all classes and the results of the voting were as follows:

Fund                               For               Against          Abstain
----                               ---               -------          -------
PAUZE TOMBSTONE FUND(TM)

     Class A                      75,481              2,197              729
     Class B                      67,160              1,422              811


The next matter voted upon was the ratification of the selection of Tait, Weller & Baker as independent accountants for the Trust for the fiscal year ending April 30, 1999. The shareholders ratified the selection and the results of the voting were as follows:

Fund                               For               Against          Abstain
----                               ---               -------          -------

PAUZE TOMBSTONE FUND(TM)         145,749              1,082              969